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                       SUPPLEMENT DATED OCTOBER 6, 2006
                  TO PROSPECTUSES DATED MAY 1, 2006 OR LATER

   This supplement is intended for distribution with prospectuses dated May 1, 2006 or later for variable life insurance contracts issued by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles Medallion Executive Variable Life, Medallion Executive Variable Life II, Medallion Executive Variable Life III, Majestic Variable Universal Life, Majestic Variable Universal Life 98, Variable Master Plan Plus, Majestic Variable COLI, Variable Estate Protection, Variable Estate Protection Plus, Variable Estate Protection Edge, Majestic Variable Estate Protection, Majestic Variable Estate Protection 98, Majestic Performance VUL, Majestic Performance Survivorship Variable Universal Life, Performance Survivorship Variable Universal Life, Performance Executive Variable Life, Medallion Variable Life, Medallion Variable Universal Life Plus, Medallion Variable Universal Life Edge, Medallion Variable Universal Life Edge II, VUL Accumulator, EPVUL, Accumulation VUL, VUL Protector, SPVL, Survivorship VUL, Protection Variable Universal Life, Corporate VUL, Annual Premium Variable Life, Flex V1, Flex V2, and eVariable Life.

   This supplement reflects changes to the Large Cap Value, Emerging Growth, Strategic Income, Active Bond and Science & Technology portfolios underlying the variable investment options offered through the affected prospectuses. Some of these variable investment options may not be available to you. Please refer to your currently effective product prospectus or prospectus supplement.

Large Cap Value portfolio

   Effective September 30, 2006, BlackRock Investment Management, LLC became the subadviser for the portfolio.

Emerging Growth portfolio

   Effective October 1, 2006 the subadviser for the Emerging Growth portfolio (Sovereign Asset Management Company) changed its name to MFC Global Investment Management (U.S.), LLC.

Strategic Income portfolio

   Effective October 1, 2006 the co-subadviser for the Strategic Income portfolio (Sovereign Asset Management Company) changed its name to MFC Global Investment Management (U.S.), LLC. Declaration Management & Research LLC will continue in its current role as co-subadviser to the portfolio.

Active Bond portfolio

   Effective October 1, 2006 the subadviser for the Strategic Income portfolio (Sovereign Asset Management Company) changed its name to MFC Global Investment Management (U.S.), LLC.

Science & Technology portfolio

   Effective October 6, 2006 RCM Capital Management will become a co-subadviser to the Science & Technology portfolio. T. Rowe Price Associates, Inc. will continue in its current role as co-subadviser to the portfolio.

VLI ProdSupp 10-06-06